Prepaid Stock Based Salaries and Consulting Fees	12 Months Ended
Aug. 31, 2017
Prepaid Stock Based Salaries And Consulting Fees
Prepaid Stock Based Salaries and Consulting Fees

NOTE 5 – PREPAID STOCK BASED SALARIES AND CONSULTING FEES

Prepaid stock-based salaries and consulting fees at August 31, 2017 consist of:

	Fair value of stock issuance (Note 6)	Prepaid balance at August 31, 2017

1,450,000 shares of Class C common stock issued to 7 employees on April 3, 2017 pursuant to service agreements with a service term of one year expiring December 31, 2017	$290,000	$96,667
6,950,000 shares of Class C common stock issued to 38 consultants on April 3, 2017 pursuant to service agreements with a service term of one year expiring December 31, 2017	1,390,000	463,333
500,000 shares of Class A common stock issued to a consultant on May 1, 2017 pursuant to Consulting Agreement dated April 28, 2017 with a service term of two years expiring April 30, 2019	1,480,000	1,233,333
Total	$3,160,000	1,793,333
Current portion		(1,300,000)
Non-current portion		$493,333

At August 31, 2017, there was $1,793,333 of unrecognized compensation costs related to shares of Class A and Class C common stock issued to employees and non-employee pursuant to service agreements. These costs are expected to be recognized as expense in the years ended August 31, 2018 ($1,300,000) and August 31, 2019 ($493,333).